Employee Benefit Expenses - Schedule of the accumulated benefit obligation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan, Roll Forwards [Abstract]
Service cost	$ 43	$ 125	$ 83	$ 246
Interest cost	$ 175	$ 182	345	357
HMH Holding BV And Subsidiaries [Member]
Defined Benefit Plan, Roll Forwards [Abstract]
Beginning balance			18,436	18,458	$ 18,458	$ 20,174
Service cost					163	492
Interest cost					749	764
Actuarial (gain) loss					(1,740)	124
Benefits paid					(1,457)	(1,419)
Foreign currency translation adjustment					2,354	(1,589)
Other					(91)	(88)
Ending balance					18,436	18,458
Beginning of year			$ 0	$ 0	0	0
Employer contribution					734	712
Benefits paid					(643)	(624)
End of year					0	0
Funded status—End of year					(18,436)	(18,458)
Accumulated benefit obligation					$ (18,436)	$ (18,458)